Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2020	2021
Systems software	5,025	7,163
Government cooperative agreements	52,000	52,000
	57,025	59,163
Less: accumulated amortization	(8,050)	(11,640)
Intangible assets, net	48,975	47,523

The Group’s government cooperative agreements were acquired in a business combination (Note 7) for the cooperation with local governments to admit certain number of publicly-sponsored students. The cooperation period is 17 years as stipulated on these cooperative agreements.

Amortisation of intangible assets were approximately RMB3,286, RMB3,364 and RMB3,591 for the years ended December 31, 2019, 2020 and 2021, respectively.

Estimated future amortisation expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2022	3,647
2023	3,647
2024	3,647
2025	3,647
2026	3,647
Thereafter	29,288
Total	47,523